EQUITY	6 Months Ended
Jun. 30, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
11.	EQUITY

Common Shares

On January 11, 2014, Dehaier issued 68,000 ordinary shares to individuals upon exercises of share-based awards.

On January 15, 2014, Dehaier issued 40,000 restricted unregistered common shares to independent consultants in connection with investment counseling and financial advisory services rendered for the Company. The fair value of the shares on the grant date based on the closing price was approximately $145,600.

On February 21, 2014, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional investors for the sale of 734,700 common shares in a registered offering at the price of $9.12 per common share. The net cash proceeds received from the stock offering, after deducting underwriter commission and other associated fees, were approximately $6.1 million. In addition, the Company issued 220,410 warrants to the institutional investors aggregately. The warrants are exercisable immediately as of the date of issuance at an exercise price of $11.86 per common share and expire forty-two months from the date of issuance. The Company also issued warrants to purchase 73,470 ordinary shares to the placement agent (“Placement Agent Warrant”). The Placement Agent Warrants are on substantially the same terms as the warrants issued pursuant to the Purchase Agreement.

On April 24, 2014, Dehaier issued 40,000 restricted unregistered common shares to independent consultants in connection with investment counseling and financial advisory services rendered for the Company. The fair value of the shares on the grant date based on the closing price was approximately $145,600.

On April 8, 2014, Dehaier issued 62,000 ordinary shares to individuals upon exercises of share-based awards.

On May 29, 2014, Dehaier issued 4,000 ordinary shares to individuals upon exercises of share-based awards.

Statutory Surplus Reserves

A PRC company is required to make appropriations to statutory surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s’ registered capital.

The statutory surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of shares currently held by them, provided that the remaining statutory surplus reserve balance after such issue is not less than 25% of the registered capital.

Since Dehaier is a British Virgin Islands’ company, it will not be subject to the statutory surplus reserve provisions. BDL is a joint-venture company and the statutory surplus reserve provisions will be determined by its board of directors. As of June 30, 2014, BDL’s board of directors has not yet made such determination. Therefore, no amount was allocated to the statutory surplus reserve account.

BTL appropriated 10% of its net profits as statutory surplus reserve, which is included as part of the non-controlling interest in the equity section. As of June 30, 2014 and December 31, 2013, statutory surplus reserve activity was as follows:

	June 30,	December 31,
	2014 US$	2013 US$

Balance – beginning of year	76,260	75,489
Addition to statutory reserves	(2,257)	771
Balance –end of period	74,003	76,260

Stock Option Plan

Under the employee stock option plan, the Company’s stock options expire five years from the date of grant. On December 29, 2011, the Company entered into five-year agreements with its employees and directors, pursuant to which, the Company issued an aggregate of 450,000 options to acquire the Company’s common shares at an exercise price of $1.45 per share. The options vest in equal annual installments over the five years of the agreements ending December 31, 2016. On October 7, 2013, pursuant to the Company’s Share Incentive Plan, the Company granted a nonstatutory stock options to acquire 94,000 shares of the Company’s common stock at an exercise price of $2.30 per share to Chen Ping. The options vest in equal annual installments over the five years of the agreement ending October 7, 2018. As of June 30, 2014, 187,644 options have not been vested.

The Company valued the stock options using the Black-Scholes model with the following assumptions:

	Expected Terms (years)	Expected Volatility	Dividend Yield	Risk Free Interest Rate	Grant Date Fair Value Per share
Employees	5	126%	0%	0.83%	$1.22
Directors and officers	5	126%	0%	0.83%	$1.22
Chen Ping	5	192%	0%	1.41%	$2.30

The following is a summary of the option activity:

		Weighted Average	Aggregate
Stock options	Shares	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2012	450,000	$1.45	-
Granted	-
Forfeited	-
Exercised	-
Outstanding as of June 30, 2013	450,000	$1.45	400,500

		Weighted Average	Aggregate
Stock options	Shares	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2013	442,000	1.63	994,160
Granted	-
Forfeited	-
Exercised	(134,000)
Outstanding as of June 30, 2014	308,000	$1.65	1,568,300

Following is a summary of the status of options outstanding and exercisable at June 30, 2014:

Outstanding options			Exercisable options
Average Exercise price	Number	Average remaining contractual life(years)	Average Exercise price	Number	Average remaining contractual life(years)
$1.45	214,000	2.5	$1.45	71,600	2.5

$2.30	94,000	4.3	$2.30	-	-

For the six months ended June 30, 2014 and 2013, the Company recognized $58,376 and $43,737, respectively, as compensation expense under its stock option plan.